Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Statutory federal corporate tax rate	35.00%
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	$ 2,558,859
Net deferred tax asset	5,362,750	$ 10,634,669
Unrecognized tax benefit	$ 0
Scenario, Plan [Member]
Income Taxes [Line Items]
Statutory federal corporate tax rate	21.00%